Note 19 - Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator – Earnings available to common stockholders	$ 7,972	$ 10,266	$ 9,516	$ 8,290	$ 9,833	$ 7,972	$ 7,309	$ 7,480	$ 3,574	$ 6,469	$ 6,988	$ 6,495	$ 36,044	$ 32,594	$ 23,526
Denominator – Weighted average number of common shares outstanding (in shares)													10,743,269	10,564,172	10,407,211
Basic earnings per common share (in dollars per share)	$ 0.74	$ 0.95	$ 0.89	$ 0.77	$ 0.93	$ 0.75	$ 0.69	$ 0.71	$ 0.34	$ 0.62	$ 0.67	$ 0.63	$ 3.36	$ 3.09	$ 2.26
Numerator – Earnings available to common stockholders													$ 36,044	$ 32,594	$ 23,526
Dilutive effect of stock options (in shares)													18,198	8,049	5,325
(in shares)													10,761,467	10,572,221	10,412,536
Diluted earnings per common share (in dollars per share)	$ 0.74	$ 0.95	$ 0.89	$ 0.77	$ 0.92	$ 0.75	$ 0.69	$ 0.71	$ 0.34	$ 0.62	$ 0.67	$ 0.63	$ 3.35	$ 3.08	$ 2.26